Management Fees Fee Waiver Or Reimbursement Over Assets [Member] Expense Example - AB Large Cap Value Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 508
Expense Example, with Redemption, 3 Years	687
Expense Example, with Redemption, 5 Years	881
Expense Example, with Redemption, 10 Years	1,440
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	263	[1]
Expense Example, with Redemption, 3 Years	509
Expense Example, with Redemption, 5 Years	879
Expense Example, with Redemption, 10 Years	1,717
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	61
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	339
Expense Example, with Redemption, 10 Years	761
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	66
Expense Example, with Redemption, 3 Years	219
Expense Example, with Redemption, 5 Years	385
Expense Example, with Redemption, 10 Years	866
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	60
Expense Example, with Redemption, 3 Years	191
Expense Example, with Redemption, 5 Years	334
Expense Example, with Redemption, 10 Years	$ 749

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.